Long-term Debt - Term bank loans/ Credit facilities (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 03, 2015	Mar. 19, 2018	May 08, 2018	Jun. 30, 2018	Aug. 31, 2016	Aug. 22, 2016	Feb. 13, 2015
$450 million Senior Secured Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Sep. 22, 2017
Debt Instrument, Face Amount				$ 450,000
Prepayment of line of credit		$ 100,000
Debt Instrument, Maturity Date				Sep. 20, 2024
Interest rate				8.00%
Covenant terms				The New Credit Agreement contains limited restrictive covenants that are usual and customary for facilities of this type, including, without limitation: (i) delivery of financial statements, reports, accountants' letters, certificates and SEC filings; (ii) notices of defaults, material litigation and other material events; (iii) continuation of business and maintenance of existence and material rights and privileges; (iv) compliance with laws, including sanctions laws; and (v) maintenance of property and insurance.
Outstanding balance				$ 350,000
Collateral of line of credit				Ocean Rig Apollo as additional collateral
$450 million Senior Secured Term Loan Facility | Until March 22, 2018
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
$450 million Senior Secured Term Loan Facility | From March 23, 2018 until March 22, 2019
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				105.00%
$450 million Senior Secured Term Loan Facility | From March 23, 2019 until March 22, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				103.00%
$450 million Senior Secured Term Loan Facility | From March 23, 2020 until March 22, 2021
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				101.00%
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Feb. 13, 2015
Debt Instrument, Face Amount				$ 462,000
Prepayment of line of credit			$ 43,800
Line of Credit Facility, Maximum Borrowing Capacity							$ 475,000
Amount drawn down	$ 462,000
Debt Instrument, Term				5 years
Variable rate basis				LIBOR
Debt Instrument, Maturity Date				Jun. 30, 2018
Covenant terms				Under the $462,000 Senior Secured Credit Facility, the Company was required to find a new Satisfactory Drilling Contract (as defined in the loan agreement) by May 21, 2016.
Mandatory prepayment of debt						$ 145,894
Amended mandatory prepayment amount					$ 125,000
Long-term Debt, Maturities, Repayment Terms				The repayment schedule of the loan was altered to include a cash sweep term authorizing the lenders to transfer any excess cash flow on a monthly basis, as a prepayment pro rata across the loan, therefore, leading to the full repayment of the loan by June 2018, whereas according to the initial repayment schedule it would have been fully repaid by June 2020.